Inventory - Schedule of Inventory (Details) - USD ($)	Mar. 31, 2021	Mar. 31, 2020
Inventory Disclosure [Abstract]
Finished Goods	$ 36,973	$ 50,357
Raw Materials	8,773
Manufacturing Supplies	1,322
Work in Process	47,068	50,357
Reserve for Obsolete Inventory	(47,068)	(50,357)
Total Inventory